Quarterly Holdings Report
for
Fidelity® Founders Fund
January 31, 2022
RFFF-NPRT3-0422
1.9892521.102
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.9%
Entertainment - 2.5%
CTS Eventim AG (a)	8,228	584,907
Endeavor Group Holdings, Inc. (a)	27,629	866,722
Netflix, Inc. (a)	2,520	1,076,393
Roblox Corp. (a)	6,612	435,466
Spotify Technology SA (a)	1,000	196,260
		3,159,748
Interactive Media & Services - 13.4%
Alphabet, Inc. Class C (a)	4,344	11,789,482
Meta Platforms, Inc. Class A (a)	12,699	3,978,089
NerdWallet, Inc.	400	6,052
Snap, Inc. Class A (a)	14,536	473,001
VerticalScope Holdings, Inc.	7,292	143,413
Zoominfo Technologies, Inc. (a)	11,850	626,391
		17,016,428
Media - 0.0%
S4 Capital PLC (a)	1,787	12,496
TOTAL COMMUNICATION SERVICES		20,188,672
CONSUMER DISCRETIONARY - 20.2%
Automobiles - 0.5%
Rivian Automotive, Inc. (b)	1,414	92,956
Tesla, Inc. (a)	608	569,526
		662,482
Hotels, Restaurants & Leisure - 4.7%
Airbnb, Inc. Class A (a)	19,093	2,939,749
Dutch Bros, Inc. (b)	300	15,645
Marriott International, Inc. Class A (a)	17,706	2,852,791
Monarch Casino & Resort, Inc. (a)	754	46,673
Penn National Gaming, Inc. (a)	3,400	155,074
		6,009,932
Household Durables - 2.9%
D.R. Horton, Inc.	29,935	2,670,801
Garmin Ltd.	812	101,029
Lennar Corp. Class A	3,360	322,930
Toll Brothers, Inc.	9,479	558,977
		3,653,737
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	1,991	5,956,017
Farfetch Ltd. Class A (a)	9,750	211,673
Revolve Group, Inc. (a)	6,300	310,716
thredUP, Inc. (a)	400	3,708
Wayfair LLC Class A (a)	2,097	326,964
		6,809,078
Specialty Retail - 3.9%
Aritzia, Inc. (a)	45,182	2,096,041
Auto1 Group SE (c)	5,171	90,212
Industria de Diseno Textil SA	80,683	2,447,066
Pop Mart International Group Ltd. (b)(c)	10,000	49,781
RH (a)	845	340,383
		5,023,483
Textiles, Apparel & Luxury Goods - 2.8%
Capri Holdings Ltd. (a)	15,299	919,011
LVMH Moet Hennessy Louis Vuitton SE	1,354	1,112,145
Moncler SpA	9,776	627,419
On Holding AG	300	7,911
Prada SpA	124,105	758,883
Ralph Lauren Corp.	1,424	157,836
		3,583,205
TOTAL CONSUMER DISCRETIONARY		25,741,917
CONSUMER STAPLES - 1.4%
Beverages - 1.0%
Monster Beverage Corp. (a)	14,727	1,277,125
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,670	520,689
The Beauty Health Co. (a)	1,100	15,620
		536,309
TOTAL CONSUMER STAPLES		1,813,434
ENERGY - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
Hess Corp.	56,430	5,207,925
Pioneer Natural Resources Co.	16,919	3,703,400
Reliance Industries Ltd.	12,030	387,936
Tourmaline Oil Corp.	105,137	3,748,424
		13,047,685
FINANCIALS - 10.8%
Banks - 1.8%
First Foundation, Inc.	11,275	294,841
First Republic Bank	8,594	1,491,832
Pinnacle Financial Partners, Inc.	3,600	348,156
Starling Bank Ltd. Series D (a)(d)(e)	40,900	125,415
		2,260,244
Capital Markets - 4.6%
Antin Infrastructure Partners SA	980	29,834
BlackRock, Inc. Class A	1,951	1,605,556
Blackstone, Inc.	12,772	1,685,521
Charles Schwab Corp.	14,998	1,315,325
Coinbase Global, Inc. (a)	1,836	349,115
EQT AB	3,279	128,493
Morningstar, Inc.	2,525	725,710
		5,839,554
Consumer Finance - 1.7%
Capital One Financial Corp.	13,784	2,022,526
Upstart Holdings, Inc. (a)(b)	932	101,597
		2,124,123
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	3,884	1,215,770
WeWork, Inc. (a)	29,281	217,558
		1,433,328
Insurance - 1.6%
American Financial Group, Inc.	12,186	1,587,592
Arthur J. Gallagher & Co.	722	114,033
BRP Group, Inc. (a)	12,663	386,475
		2,088,100
TOTAL FINANCIALS		13,745,349
HEALTH CARE - 8.5%
Biotechnology - 2.2%
Argenx SE ADR (a)	1,842	495,977
Blueprint Medicines Corp. (a)	872	67,231
Celldex Therapeutics, Inc. (a)	5,436	168,570
Instil Bio, Inc. (a)	4,814	55,891
Prelude Therapeutics, Inc. (a)	300	2,979
Regeneron Pharmaceuticals, Inc. (a)	3,024	1,840,376
TG Therapeutics, Inc. (a)	13,114	151,729
		2,782,753
Health Care Equipment & Supplies - 0.4%
Penumbra, Inc. (a)	2,072	468,293
Health Care Providers & Services - 3.6%
Cross Country Healthcare, Inc. (a)	4,000	86,040
Guardant Health, Inc. (a)	2,678	186,255
The Joint Corp. (a)	1,173	63,389
UnitedHealth Group, Inc.	9,165	4,331,104
		4,666,788
Health Care Technology - 0.1%
Inspire Medical Systems, Inc. (a)	645	142,732
Life Sciences Tools & Services - 2.2%
Bio-Rad Laboratories, Inc. Class A (a)	800	479,784
Bruker Corp.	10,891	725,341
Danaher Corp.	5,488	1,568,416
Stevanato Group SpA	1,700	29,529
		2,803,070
TOTAL HEALTH CARE		10,863,636
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	4,794	670,824
HEICO Corp. Class A	2,919	320,214
		991,038
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,549	606,480
Waste Connections, Inc. (United States)	933	116,345
		722,825
Machinery - 0.1%
Hydrogen Refueling Solutions (b)	4,875	129,075
Road & Rail - 1.0%
Lyft, Inc. (a)	14,376	553,764
Uber Technologies, Inc. (a)	20,053	749,982
		1,303,746
TOTAL INDUSTRIALS		3,146,684
INFORMATION TECHNOLOGY - 24.6%
Electronic Equipment & Components - 0.0%
Vontier Corp.	1,091	30,668
IT Services - 3.3%
Adyen BV (a)(c)	272	553,492
Affirm Holdings, Inc.	910	58,304
Afterpay Ltd. (a)	3,169	129,925
CGI, Inc. Class A (sub. vtg.) (a)	963	82,220
EPAM Systems, Inc. (a)	1,962	934,187
Globant SA (a)	4,654	1,187,608
Nuvei Corp. (a)(c)	190	11,580
Remitly Global, Inc.	200	2,434
Snowflake Computing, Inc. (a)	2,313	638,157
TDCX, Inc. ADR	300	4,917
Twilio, Inc. Class A (a)	2,789	574,869
		4,177,693
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	10,004	1,640,356
NVIDIA Corp.	23,112	5,659,204
		7,299,560
Software - 15.6%
Adobe, Inc. (a)	3,502	1,871,119
Atlassian Corp. PLC (a)	3,780	1,226,005
BlackLine, Inc. (a)	1,973	181,260
Confluent, Inc. (b)	11,400	745,446
Crowdstrike Holdings, Inc. (a)	2,161	390,363
GitLab, Inc.	100	6,401
HashiCorp, Inc.	200	13,278
HubSpot, Inc. (a)	1,272	621,754
Intuit, Inc.	4,889	2,714,519
Microsoft Corp.	25,239	7,848,824
Momentive Global, Inc. (a)	5,903	101,118
nCino, Inc. (a)	84	3,850
Salesforce.com, Inc. (a)	5,664	1,317,616
Samsara, Inc.	800	14,480
ServiceNow, Inc. (a)	1,623	950,721
Tenable Holdings, Inc. (a)	4,092	210,329
The Trade Desk, Inc. (a)	6,385	444,013
Workday, Inc. Class A (a)	3,009	761,307
Zscaler, Inc. (a)	1,534	394,407
		19,816,810
TOTAL INFORMATION TECHNOLOGY		31,324,731
MATERIALS - 3.2%
Chemicals - 0.6%
Element Solutions, Inc.	25,117	563,625
Westlake Chemical Corp.	2,233	220,285
		783,910
Metals & Mining - 2.6%
ArcelorMittal SA Class A unit (b)	39,230	1,163,562
First Quantum Minerals Ltd.	41,931	1,032,813
Steel Dynamics, Inc.	19,856	1,102,405
		3,298,780
TOTAL MATERIALS		4,082,690
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	2,152	419,296
Camden Property Trust (SBI)	3,961	634,116
Equity Residential (SBI)	12,369	1,097,501
Public Storage	842	301,882
		2,452,795
TOTAL COMMON STOCKS (Cost $97,566,966)		126,407,593

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (d)(e)	200	12,359
INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.5%
ByteDance Ltd. Series E1 (a)(d)(e)	638	94,845
Yanka Industries, Inc.:
Series E (a)(d)(e)	2,484	79,182
Series F (d)(e)	12,743	406,206
		580,233
Software - 0.0%
Evozyne LLC Series A (d)(e)	1,000	16,980
TOTAL INFORMATION TECHNOLOGY		597,213
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $537,084)		609,572

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g) (Cost $1,879,965)	1,879,777	1,879,965

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $99,984,015)	128,897,130
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(1,441,031)
NET ASSETS - 100.0%	127,456,099

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $705,065 or 0.6% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $734,987 or 0.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	69,908
Evozyne LLC Series A	4/09/21	22,470
Reddit, Inc. Series E	5/18/21	8,495
Starling Bank Ltd. Series D	6/18/21	73,125
Yanka Industries, Inc. Series E	5/15/20	30,005
Yanka Industries, Inc. Series F	4/08/21	406,206

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	585,108	27,231,361	27,816,469	482	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	1,248,050	20,644,021	20,012,106	9,702	-	-	1,879,965	0.0%
Total	1,833,158	47,875,382	47,828,575	10,184	-	-	1,879,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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